EQUITY - Warrants (FY) (Details)	Dec. 31, 2020 $ / shares shares
Class of Warrant or Right [Line Items]
Warrant exercise price (usd per share)	$ 0.01
Warrants, term	5 years
Warrants outstanding (in shares) | shares	13,999,998
Class A Common Stock
Class of Warrant or Right [Line Items]
Share price (usd per share)	$ 18.00
Class A Common Stock
Class of Warrant or Right [Line Items]
Warrant exercise price (usd per share)	$ 11.50
Public Warrants
Class of Warrant or Right [Line Items]
Warrants outstanding (in shares) | shares	10,000,000.0